OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
Offset [member]
OFFSETTING OF FINANCIAL ASSETS AND LIABILITIES (Tables) [Line Items]
Disclosure of Offsetting of Financial Assets and Liabilities [text block]	The following information relates to financial assets and liabilities which have been offset in the balance sheet and those which have not been offset but for which the Group has enforceable master netting agreements or collateral arrangements in place with counterparties.

				Related amounts where set off in the balance sheet not permitted[3]
At 31 December 2019	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	Potential net amounts if offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	2,284	–	2,284	–	(21)	2,263
Reverse repos	–	–	–	–	–	–
	2,284	–	2,284	–	(21)	2,263
Derivative financial instruments	61,860	(53,366)	8,494	(2,186)	(4,177)	2,131
Loans and advances to banks:
Excluding reverse repos	4,444	–	4,444	(1,288)	(2,792)	364
Reverse repos	408	–	408	–	(408)	–
	4,852	–	4,852	(1,288)	(3,200)	364
Loans and advances to customers:
Excluding reverse repos	422,846	–	422,846	(879)	–	421,967
Reverse repos	56,089	(4,465)	51,624	–	(51,624)	–
	478,935	(4,465)	474,470	(879)	(51,624)	421,967
Debt securities	5,325	–	5,325	–	(211)	5,114
Financial assets at fair value through other
comprehensive income	24,617	–	24,617	–	(5,948)	18,669
Financial liabilities
Deposits from banks:
Excluding repos	5,488	–	5,488	(1,684)	–	3,804
Repos	18,105	–	18,105	–	(18,105)	–
	23,593	–	23,593	(1,684)	(18,105)	3,804
Customer deposits:
Excluding repos	389,178	(1,869)	387,309	(501)	(2,792)	384,016
Repos	9,530	–	9,530	–	(9,530)	–
	398,708	(1,869)	396,839	(501)	(12,322)	384,016
Financial liabilities at fair value through profit or loss:
Excluding repos	7,702	–	7,702	–	–	7,702
Repos	4,465	(4,465)	–	–	–	–
	12,167	(4,465)	7,702	–	–	7,702
Derivative financial instruments	61,328	(51,497)	9,831	(2,168)	(5,020)	2,643
				Related amounts where set off in the balance sheet not permitted[3]
At 31 December 2018	Gross amounts of assets and liabilities[1] £m	Amounts offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	Potential net amounts if offset of related amounts permitted £m
Financial assets
Financial assets at fair value through profit or loss:
Excluding reverse repos	6,129	–	6,129	–	(274)	5,855
Reverse repos	17,890	(763)	17,127	–	(17,127)	–
	24,019	(763)	23,256	–	(17,401)	5,855
Derivative financial instruments	52,981	(41,688)	11,293	(1,693)	(4,837)	4,763
Loans and advances to banks:
Excluding reverse repos	3,231	–	3,231	(1,496)	–	1,735
Reverse repos	461	–	461	–	(461)	–
	3,692	–	3,692	(1,496)	(461)	1,735
Loans and advances to customers:
Excluding reverse repos	428,165	–	428,165	(863)	(3,241)	424,061
Reverse repos	37,890	(2,011)	35,879	–	(35,879)	–
	466,055	(2,011)	464,044	(863)	(39,120)	424,061
Debt securities	5,095	–	5,095	–	–	5,095
Financial assets at fair value through other comprehensive income	24,368	–	24,368	–	(4,666)	19,702
Financial liabilities
Deposits from banks:
Excluding repos	5,093	–	5,093	(1,400)	–	3,693
Repos	21,170	–	21,170	–	(21,170)	–
	26,263	–	26,263	(1,400)	(21,170)	3,693
Customer deposits:
Excluding repos	390,724	(1,291)	389,433	(293)	(3,241)	385,899
Repos	1,818	–	1,818	–	(1,818)	–
	392,542	(1,291)	391,251	(293)	(5,059)	385,899
Financial liabilities at fair value through profit or loss:
Excluding repos	7,473	–	7,473	–	–	7,473
Repos	13,030	(2,773)	10,257	–	(10,257)	–
	20,503	(2,773)	17,730	–	(10,257)	7,473
Derivative financial instruments	51,309	(40,398)	10,911	(2,359)	(5,770)	2,782
1	After impairment allowance.

2	The amounts set off in the balance sheet as shown above represent derivatives and repurchase agreements with central clearing houses which meet the criteria for offsetting under IAS 32.

3	The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respective of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.